Note Borrowings (Notes payable) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Others	$ 19,008	$ 19,830
Notes payable	1,670,309	1,711,828
Advances due 2016 To 2029 with fixed Rates 0.41% to 4.19% for 2015 and 0.45% to 4.19% for 2014
Debt Instrument [Line Items]
Advances with the FHLB	747,072	802,198
Floating Rates of 0.24% over the 3 month LIBOR maturing on 2019
Debt Instrument [Line Items]
Advances with the FHLB	14,429	0
Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually
Debt Instrument [Line Items]
Unsecured senior debt securities maturing on 2019 paying interest semiannually at fixed rate of 7.00%	450,000	450,000
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034
Debt Instrument [Line Items]
Junior subordinated deferrable interest debentures (related to trust preferred securities)	$ 439,800	$ 439,800